Shareholders' Equity (Details) - USD ($)				12 Months Ended
		Oct. 17, 2024	Jul. 11, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023	Dec. 31, 2021
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued	[1]			12,687,500		11,250,000
Ordinary shares, shares outstanding	[1]			12,687,500		11,250,000
Ordinary shares, no par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]			Unlimited		Unlimited
Amount of ipo (in Dollars)				$ 387,874		$ 50,000
Shareholders’ equity (in Dollars)				$ 1,509,173
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued								1
Ordinary shares, no par value (in Dollars per share)
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued							11,250,000
Ordinary shares, shares outstanding	[2]			12,687,500		11,250,000	11,250,000		11,250,000
Number of issued shares			11,250,000	1,437,500	[2]
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued			11,250,000
Ordinary shares, shares outstanding			11,250,000
Ordinary shares, no par value (in Dollars per share)		$ 0
Issued price (in Dollars per share)		$ 4
Net proceeds (in Dollars)		$ 4,678,701
Discounts and offering expenses. (in Dollars)		1,071,299
Gross proceeds (in Dollars)		$ 5,750,000
Amount of ipo (in Dollars)						$ 50,000
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Number of issued shares		1,250,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Number of issued shares		187,500
Issued price (in Dollars per share)		$ 4

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.